Expense Example - VIPEquity-IncomePortfolio-InvestorPRO - VIPEquity-IncomePortfolio-InvestorPRO - VIP Equity-Income Portfolio - VIP Equity Income Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689